Stockholders' Equity - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 17, 2014	Dec. 23, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 16, 2014	Dec. 05, 2014
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized	300,000,000	300,000,000			300,000,000	300,000,000
Common stock, par value	$ 0.001	$ 0.001			0.001	$ 0.001
Common stock, shares issued	29,429,522	29,279,522			11,828,974	29,279,522
Common stock, outstanding	29,429,522	29,279,522			11,828,974	29,279,522		13,863,647
Preferred stock, shares authorized		10,000,000			10,000,000	10,000,000	10,000,000
Preferred stock, par value		$ 0.001			0.001	$ 0.001	$ 0.001
Preferred stock issued		0			0	0
Preferred stock, shares outstanding		0			0	0
Aggregate cash proceeds from issuance of shares		$ 7,342,077
Shares issued under options plan	25,000	2,519,500
Common stock	29,430	29,280			11,829	29,280
Exercise price of warrants		$ 2.00		$ 2		$ 2.00
Investors preference description		The Securities Purchase Agreement also contains certain anti-dilution provisions. Those anti-dilution provisions provide that if the Company issue and sell equity securities or equity-linked or related securities at a purchase price per share of lower than $2.00 within the 180-day period following December 17, 2014, each Investor in the Private Placement shall be entitled to receive such number of additional shares of the Company's common stock as they would have received had such lower purchase price per share been applicable in the Private Placement.
2014 Incentive Plan [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock reserved for issuance			3,200,000
Shares issued under options plan			2,519,500
Common stock available for grant			680,500
Private Placement [Member]
Schedule Of Stockholders Equity [Line Items]
Stock issued				6,779,510
Sales of common stock, price per share				$ 2.00
Proceeds from sale of stock				13,560,000
Proceeds from sale of stock				12,000,000
Post Acquisition [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares issued		29,279,522				29,279,522
Common stock, outstanding		29,279,522				29,279,522
Common stock		29,280				29,280
Common Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Aggregate shares issued upon acquisition				542,360
Common Stock [Member] | Private Placement [Member]
Schedule Of Stockholders Equity [Line Items]
Stock issued		6,779,510
Marika Inc. [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, outstanding			2,500,012
Pieris AG [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, outstanding			20,000,000
Aggregate shares issued upon acquisition			20,000,000		11,828,974
Series C Preferred Stock [Member]
Schedule Of Stockholders Equity [Line Items]
Preferred stock issued		5,662,167	10,671,037			5,662,167
Aggregate cash proceeds from issuance of shares						7,442,897
Convertible stockholder loans, including accrued interest						$ 4,380,906
Converted series c preferred shares						5,008,870